Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Share Price of Restricted Stock Units

Reconciliation of Outstanding Share-Options

	Restricted Stock Units (expected to be allocated)	Share price (in €)
As of January 1, 2020	-	-
Expected to be allocated under LTI Program	252,766	66.43
Expected to be allocated under LTI-plus Program	396,938	66.43
As of December 31, 2020	649,704	66.43

Schedule of Expense Recognized for Employee Services Received

Expense recognized in the Consolidated Statements of Operations

Year ended December 31,
(in thousands)	2020
Cost of sales	€179
Research and development expenses	681
Sales and marketing expenses	8
General and administrative expenses	147
Total	€1,015

Management Board Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Expense Recognized for Employee Services Received

The expenses recognized for employee services received during the periods indicated are shown in the following table:

Year ended December 31,
(in thousands)	2020
Research and development expenses	€1,514
General and administrative expenses	1,246
Total	€2,760

Schedule of Number and Weighted-Average Exercise Price of Share Options

The share options allocated and expected to be allocated to BioNTech’s Management Board as of the dates indicated are presented in the tables below.

	Share options (expected to be allocated)	Weighted-average exercise price (€)
As of January 1, 2020	-	-
Granted as of allocation date February 13, 2020	248,096	28.32
Expected to be allocated as of estimated allocation date 2021	101,422	67.26*
Expected to be allocated as of estimated allocation date 2022	102,463	67.27*
As of December 31, 2020	451,981	45.89

*Valuation parameter derived from the Monte-Carlo simulation model

The share options allocated and expected to be allocated under the Management Board Grant were as follows:

Allocation date February 13, 2020	Share options outstanding	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	97,420	28.32
Sean Marett	38,968	28.32
Dr. Sierk Poetting	38,968	28.32
Dr. Özlem Türeci, M.D.	38,968	28.32
Ryan Richardson	33,772	28.32

Estimated allocation date 2021	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	39,826	67.26*
Sean Marett	15,930	67.26*
Dr. Sierk Poetting	15,930	67.26*
Dr. Özlem Türeci, M.D.	15,930	67.26*
Ryan Richardson	13,806	67.26*

*Valuation parameter derived from the Monte-Carlo simulation model

Estimated allocation date 2022	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	39,817	67.27*
Sean Marett	15,927	67.27*
Dr. Sierk Poetting	15,927	67.27*
Dr. Özlem Türeci, M.D.	15,927	67.27*
Ryan Richardson	14,865	67.27*

*Valuation parameter derived from the Monte-Carlo simulation model

The share options outstanding as of December 31, 2020 issued to the Management Board Grant were as follows:

	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	101,686	1,830,348	10.14
Sean Marett	33,895	610,110	10.14
Dr. Sierk Poetting	33,895	610,110	10.14
Dr. Özlem Türeci, M.D.	108,463*	1,952,334	10.14
Ryan Richardson**	8,306***	149,508	10.14

*     Options fully vested on March 16, 2019, however these options will not become exercisable until September 16, 2022.

**   Ryan Richardson was appointed to the Management Board as Chief Strategy Officer (CSO) and Managing Director on January 12, 2020. The share options granted on November 15, 2018 under the Employee Stock Ownership Plan were granted before his appointment to the Management Board.

*** Options fully vested on October 10, 2019, however these options will not become exercisable until September 16, 2022.

Summary of Inputs Used in Measurement of Fair Value at Grant Date	The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:
	Allocation date February 13, 2020	Estimated allocation date 2021	Estimated allocation date 2022
Weighted average fair value*	€10.83	€26.85	€26.61
Weighted average share price	€28.20	€ 66.43*	€ 66.43*
Exercise price	€28.32	€ 67.26*	€ 67.27*
Expected volatility (%)	36.6%	41.0%	40.7%
Expected life (years)*	4.75	5.01	6.05
Risk-free interest rate (%)	1.61%	0.88%	0.88%

*Valuation parameter derived from the Monte-Carlo simulation model

Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date	The inputs used in the measurement of the fair value at grant date of the Chief Executive Officer Grant were as follows:
Grant date October 10, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.37
Risk-free interest rate (%)	1.52%

Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Expense Recognized for Employee Services Received

The expenses recognized for employee services received during the periods indicated are shown in the following table:

	Years ended December 31,
(in thousands)	2020	2019	2018
Cost of sales	€869	€896	€114
Research and development expenses	11,120	20,016	6,786
Sales and marketing expenses	111	108	13
General and administrative expenses	4,975	6,008	728
Total	€17,075	€27,028	€7,641

Schedule of Number and Weighted-Average Exercise Price of Share Options	Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:
	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
As of January 1, 2019	658,109	11,845,962	10.14
Granted	14,511	261,198	15.17
Forfeited	(17,237)	(310,266)	10.85
As of December 31, 2019	655,383	11,796,894	10.23
As of January 1, 2020	655,383	11,796,894	10.23
Forfeited	(9,491)	(170,838)	10.81
As of December 31, 2020	645,892	11,626,056	10.23

Summary of Inputs Used in Measurement of Fair Value at Grant Date

The inputs used in the measurement of the fair values at grant date of the ESOP was as follows:

	Grant date 15 November 2018	Grant dates between February 21 - April 3, 2019	Grant dates between April 29 - May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.84	6.00	6.00	5.50
Risk-free interest rate (%)	0.05%	0.05%	0.05%	0.05%